Average Annual Total Returns - Investor A1 - BlackRock Low Duration Bond Portfolio - Investor A1 Shares	Jan. 28, 2021
Average Annual Return:
1 Year	3.36%
5 Years	2.53%
10 Years	2.28%
After Taxes on Distributions
Average Annual Return:
1 Year	2.54%
5 Years	1.66%
10 Years	1.41%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.98%
5 Years	1.55%
10 Years	1.37%